The following summarizes the stock option activity for the six months ended December 31, 2024 and 2023: (Details) - Stock Options [Member]		6 Months Ended
	Jul. 29, 2023 shares	Dec. 31, 2023 $ / shares $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding | shares		1,462,407	1,462,407
Outstanding, beginning of period				$ 3.96
Weighted Average Exercise Price Outstanding			$ 7.53
Number Of Options Granted | shares		250,000	250,000
Weighted Average Exercise Price Granted		$ 2.25
Number Of Options Cancelled Beginning | shares		(228,489)	(228,489)
Weighted Average Exercise Price Cancelled Beginning		$ 7.50
Number Of Options Cancelled Ending | shares	228,489	(50,000)	(50,000)
Weighted Average Exercises Price Cancelled		$ 2.50
Number Of Options Outstanding | shares		1,433,918	1,433,918
Outstanding, end of period				$ 4.14
Weighted Average Exercise Price Outstanding			$ 6.50
Number Of Options Exercisable End Of Year | shares		1,183,918	1,183,918	682,771
Weighted Average Exercise Price Exercisable End Of Year		$ 7.24	$ 7.24	$ 4.30